Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 99.18%
Communication services: 12.48%
Entertainment: 1.42%
Live Nation Entertainment Incorporated †	324,986	$ 34,084,532
Interactive media & services: 11.06%
Alphabet Incorporated Class A †	86,589	197,612,550
Alphabet Incorporated Class C †	17,023	39,141,495
Meta Platforms Incorporated Class A †	17,086	3,425,230
ZoomInfo Technologies Incorporated †	507,312	24,046,589
		264,225,864
Consumer discretionary: 15.63%
Hotels, restaurants & leisure: 1.94%
Airbnb Incorporated Class A †	174,778	26,777,737
Chipotle Mexican Grill Incorporated †	13,398	19,502,263
		46,280,000
Internet & direct marketing retail: 6.47%
Amazon.com Incorporated †	62,243	154,713,068
Specialty retail: 3.56%
Five Below Incorporated †	106,346	16,706,957
Floor & Decor Holdings Incorporated Class A †	347,659	27,715,375
Petco Health & Wellness Company †«	244,167	4,702,656
Tractor Supply Company	89,800	18,090,210
Ulta Beauty Incorporated †	45,300	17,975,040
		85,190,238
Textiles, apparel & luxury goods: 3.66%
Deckers Outdoor Corporation †	123,152	32,727,644
lululemon athletica Incorporated †	154,136	54,661,250
		87,388,894
Consumer staples: 0.80%
Food & staples retailing: 0.80%
Costco Wholesale Corporation	35,900	19,088,748
Financials: 7.74%
Capital markets: 7.74%
LPL Financial Holdings Incorporated	294,376	55,304,419
MarketAxess Holdings Incorporated	45,681	12,041,968
MSCI Incorporated	49,166	20,711,178
Stifel Financial Corporation	244,732	15,136,674
The Charles Schwab Corporation	636,147	42,195,631
Tradeweb Markets Incorporated Class A	556,650	39,627,914
		185,017,784
Health care: 15.50%
Biotechnology: 3.17%
Biohaven Pharmaceutical Holding Company †	206,423	18,406,739
See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Horizon Therapeutics plc †	329,362	$ 32,461,919
Vertex Pharmaceuticals Incorporated †	91,327	24,952,363
		75,821,021
Health care equipment & supplies: 5.52%
Abbott Laboratories	167,056	18,960,856
Boston Scientific Corporation †	374,113	15,753,898
Edwards Lifesciences Corporation †	417,390	44,151,514
IDEXX Laboratories Incorporated †	48,859	21,032,822
Insulet Corporation †	133,898	32,000,283
		131,899,373
Health care providers & services: 2.13%
Amedisys Incorporated †	84,900	10,837,485
UnitedHealth Group Incorporated	78,837	40,092,556
		50,930,041
Health care technology: 0.40%
Veeva Systems Incorporated Class A †	52,794	9,605,868
Life sciences tools & services: 2.59%
Bio-Techne Corporation	84,843	32,214,039
Repligen Corporation †	187,985	29,558,761
		61,772,800
Pharmaceuticals: 1.69%
Zoetis Incorporated	226,910	40,219,798
Industrials: 6.15%
Aerospace & defense: 1.29%
HEICO Corporation	217,915	30,776,135
Building products: 2.34%
Advanced Drainage Systems Incorporated	266,524	27,308,049
Johnson Controls International plc	478,413	28,642,586
		55,950,635
Commercial services & supplies: 0.51%
Copart Incorporated †	106,810	12,138,957
Electrical equipment: 1.30%
Generac Holdings Incorporated †	141,881	31,125,854
Machinery: 0.60%
Deere & Company	37,928	14,319,716
Road & rail: 0.11%
J.B. Hunt Transport Services Incorporated	15,700	2,682,345
Information technology: 38.06%
Communications equipment: 0.76%
Arista Networks Incorporated †	157,400	18,190,718
IT services: 6.24%
Block Incorporated Class A †	126,519	12,593,701
Cloudflare Incorporated Class A †	148,965	12,831,845
See accompanying notes to portfolio of investments

2  |  Allspring Premier Large Company Growth Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
IT services (continued)
MasterCard Incorporated Class A	295,299	$ 107,305,751
MongoDB Incorporated †	46,367	16,457,039
		149,188,336
Semiconductors & semiconductor equipment: 8.56%
Advanced Micro Devices Incorporated †	176,215	15,069,907
Allegro MicroSystems Incorporated †	662,726	16,110,869
Enphase Energy Incorporated †	117,358	18,941,581
Microchip Technology Incorporated	417,666	27,231,823
Monolithic Power Systems Incorporated	92,606	36,323,777
NVIDIA Corporation	209,400	38,837,418
NXP Semiconductors NV	111,264	19,015,018
Qualcomm Incorporated	141,090	19,708,862
Wolfspeed Incorporated †	144,929	13,291,439
		204,530,694
Software: 18.59%
Atlassian Corporation plc Class A †	72,759	16,358,406
Avalara Incorporated †	158,207	12,034,806
Crowdstrike Holdings Incorporated Class A †	135,562	26,944,303
Dynatrace Incorporated †	646,995	24,818,728
Fair Isaac Corporation †	12,800	4,780,928
Microsoft Corporation	1,109,352	307,867,367
ServiceNow Incorporated †	87,648	41,904,509
Unity Software Incorporated †	141,954	9,427,165
		444,136,212
Technology hardware, storage & peripherals: 3.91%
Apple Incorporated	592,781	93,451,925
Materials: 1.36%
Chemicals: 1.36%
Linde plc	103,732	32,360,235
Real estate: 1.46%
Equity REITs: 0.95%
SBA Communications Corporation	65,500	22,735,705
Real estate management & development: 0.51%
CBRE Group Incorporated Class A †	146,891	12,197,829
Total Common stocks (Cost $1,526,581,129)		2,370,023,325

		Yield
Short-term investments: 1.56%
Investment companies: 1.56%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	32,742,710	32,742,710
Securities Lending Cash Investments LLC ♠∩∞		0.46	4,632,500	4,632,500
Total Short-term investments (Cost $37,375,210)				37,375,210
Total investments in securities (Cost $1,563,956,339)	100.74%			2,407,398,535
Other assets and liabilities, net	(0.74)			(17,794,299)
Total net assets	100.00%			$2,389,604,236

See accompanying notes to portfolio of investments

Allspring Premier Large Company Growth Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)
†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,064,030	$588,904,406	$(566,225,726)	$0	$0	$32,742,710	32,742,710	$11,256
Securities Lending Cash Investments LLC	19,959,385	19,036,140	(34,363,025)	0	0	4,632,500	4,632,500	1,889#
				$0	$0	$37,375,210		$13,145

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Allspring Premier Large Company Growth Fund  |  5

Notes to portfolio of investments—April 30, 2022 (unaudited)

Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$298,310,396	$0	$0	$298,310,396
Consumer discretionary	373,572,200	0	0	373,572,200
Consumer staples	19,088,748	0	0	19,088,748
Financials	185,017,784	0	0	185,017,784
Health care	370,248,901	0	0	370,248,901
Industrials	146,993,642	0	0	146,993,642
Information technology	909,497,885	0	0	909,497,885
Materials	32,360,235	0	0	32,360,235
Real estate	34,933,534	0	0	34,933,534
Short-term investments
Investment companies	37,375,210	0	0	37,375,210
Total assets	$2,407,398,535	$0	$0	$2,407,398,535
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Premier Large Company Growth Fund